Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income from continuing operations attributable to Token Cat Limited’s shareholders | ¥	¥ 42,535		¥ (94,272)	¥ (3,160)
Net loss from discontinued operations attributable to Token Cat Limited’s shareholders | ¥	(40,265)		(93,719)	(79,811)
Net (loss)/income attributable to Token Cat Limited’s shareholders | ¥	¥ 2,270		¥ (187,991)	¥ (82,971)
Denominator:
Weighted average number of ordinary shares outstanding, basic | shares	569,105,909		520,221,825	406,802,365
Weighted average number of ordinary shares outstanding, diluted | shares	569,105,909		520,221,825	406,802,365
Basic net (loss)/income per share from continuing operations attributable to Token Cat Limited’s shareholders | (per share)	¥ 0.07	$ 0.01	¥ (0.18)	¥ (0.01)
Diluted net (loss)/income per share from continuing operations attributable to TokenCat Limited’s shareholders | (per share)	0.07	$ 0.01	(0.18)	(0.01)
Basic net loss per share from discontinued operations attributable to Token Cat Limited’s shareholders	(0.07)		(0.18)	(0.19)
Diluted net loss per share from discontinued operations attributable to TokenCat Limited’s shareholders	(0.07)		(0.18)	(0.19)
Basic net (loss)/income per share attributable to Token Cat Limited’s shareholders			(0.36)	(0.2)
Diluted net loss per share attributable to TokenCat Limited’s shareholders			¥ (0.36)	¥ (0.2)